Stock options	12 Months Ended
Oct. 31, 2020
Stock Options [Abstract]
Stock options [Text Block]

13. Stock options

(a) Stock option plan

Until September 8, 2020, under the Company’s fixed stock option plan (the “Plan”), the Company could grant up to 18,840,000 shares of common stock to directors, officers, employees or consultants of the Company and its subsidiaries. The exercise price of each option is equal to or greater than the market price of the Company's shares on the date of grant unless otherwise permitted by applicable securities regulations. An option's maximum term under the Plan is 10 years. Stock options are fully vested upon issuance by the Company unless the Board of Directors stipulates otherwise by Directors' resolution.

The Company held its Annual General Meeting of Shareholders on September 8, 2020. The authorized limit for stock options in the Company's plan was increased from 18.84 million options to 27.5 million options at the meeting.

(b)    Summary of changes

	Number of	Weighted average
	options	exercise price
Outstanding at November 1, 2018	6,250,000	$0.29
Expired	(520,000)	0.34
Outstanding at October 31, 2019	5,730,000	$0.25
Cancelled	(2,040,000)	0.25
Expired	(1,490,000)	0.46
Outstanding at October 31, 2020	2,200,000	$0.10

All options vest immediately upon issuance. There were no options issued to directors and officers during the year ended October 31, 2020 (2019 - nil; 2018 -  700,000 ) nor employees (2019 - nil; 2018 - 1,500,000).

(c)  Stock options outstanding at October 31, 2020

		Weighted average
Date of issue	Expiry date	Number of	Exercise price	Remaining
		options		contractual life
				(years)
June 29, 2018	June 29, 2023	2,200,000	0.10	2.7
Outstanding and exercisable at October 31, 2020		2,200,000	$0.10	2.7

Subsequent to October 31, 2020, the Company granted 6.5 million stock options to employees, senior officers, directors and one consultant (Note 23(f)).